Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.97 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.70%
Innovator Equity Defined Protection ETF® - 1 Yr March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Innovator Equity Defined Protection ETF® - 1 Yr March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $640.41 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.90%)